Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2016
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date fair value
	Nonvested Stock	Weighted Average Grant Date Market Price
At December 31, 2014	1,849,749	$8.51
Granted	1,141,000	12.88
Vested	(1,023,266)	8.91
Forfeited	(1,500)	8.37
At December 31, 2015	1,965,983	11.05
Granted	1,316,000	6.60
Vested	(1,479,156)	8.85
Forfeited	(20,000)	12.93
At December 31, 2016	1,782,827	$9.21

Schedule of unrecognized compensation cost
Amount
2017	$4,845
2018	1,882
2019	299
$7,026